Financial instruments and risk management	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management
6. Financial instruments and risk management

a)	Financial instrument classification and measurement

Financial instruments of the Company carried on the Consolidated Statements of Financial Position are carried at amortized cost with the exception of cash and cash equivalents, which is carried at fair value. There are no significant differences between the carrying value of financial instruments and their estimated fair values as at 31 December 2017 and 2016.

The Company classifies the fair value of these transactions according to the following hierarchy.

·	Level 1 – quoted prices in active markets for identical financial instruments.

·	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

·	Level 3 – valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company’s cash and cash equivalents have been assessed on the fair value hierarchy described above and classified as Level 1. There have been no changes between levels during the period.

b)	Fair values of financial assets and liabilities

The Company’s financial instruments include cash and cash equivalents, amounts receivable, reclamation bonds, due to related parties, and accounts payable and accrued liabilities. At 31 December 2017 and 2016, the carrying value of cash and cash equivalents is fair value. Due to related parties’ deposits and accounts payable and accrued liabilities approximate their fair value due to their short-term nature.

c)	Market risk

Market risk is the risk that changes in market prices will affect the Company’s earnings or the value of its financial instruments. Market risk is comprised of commodity price risk and interest rate risk. The objective of market risk management is to manage and control exposures within acceptable limits, while maximizing returns. The Company is not exposed to significant market risk.

d)	Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its bank accounts. The Company’s bank accounts are held with major banks in Canada, accordingly the Company believes it is not exposed to significant credit risk.

e)	Interest rate risk

Interest rate risk is the risk of losses that arise as a result of changes in contracted interest rates. The Company is nominally exposed to interest rate risk.

f)	Currency risk

Currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To manage this risk the Company maintains only the minimum amount of foreign cash required to fund its on-going exploration expenditures. A 5% shift in foreign exchange rates would result in a gain or loss of $280 accordingly, the Company is not exposed to significant foreign currency risk. At 31 December 2017 the Company held currency totalling the following:

Rounded (000’s)	31 December 2017	31 December 2016
Canadian dollars	$6,000	$19,000
United States dollars	$13,000	$59,000

g)	Liquidity risk

Liquidity risk arises through the excess of financial obligations over available financial assets due at any point in time. The Company’s objective in managing liquidity risk is to maintain sufficient readily available reserves in order to meet its liquidity requirements at any point in time. As the Company has no significant source of cash flows this is a significant risk.

Management closely monitors the liquidity position and expects to have adequate sources of funding to finance the Company’s projects and operations. The Company is dependent on external financing and will be required to raise additional capital in the future to fund its operations.